DEBT	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 7- DEBT

Current Debt

The Company entered into a sixty month capital equipment lease with a third party commencing in December 2007. The total principal balance of this lease was $135,675 at an annual rate of 6.45%. At June 30, 2012, the outstanding principal balance was $15,613, all of which was classified as current debt.

Effective February 6, 2008, the Company was indebted for an unsecured loan to a third party. As of June 30, 2012, the principal balance of this loan was $80,538.  The loan is not collateralized, bears interest at an annual rate of 10% and is due on demand.  As of June 30, 2012, the balance of the loan including accrued interest was $95,877.

On May 16, 2012, the Company entered into a $400,000 line of credit with a bank, which bore interest at a rate of 5% per annum and was due on August 14, 2012. During the quarter, the Company borrowed an aggregate of $400,000 under the line. The line of credit was paid in full and terminated on June 14, 2012.

Long-Term Debt

Private Placement Offering – November/December 2011

On November 1, 2011, the Company issued to subscribers (“Subscribers”) 6% convertible promissory notes (“Notes”) in the aggregate principal amount of approximately $9.4 million and warrants (“Warrants”) to purchase approximately 2.2 million shares of Common Stock of the Company in the first of three (3) closings of a private placement (the “Offering”) for which the Company received cash proceeds of approximately $2.7 million and refinanced approximately $6.7 million of then existing short-term indebtedness. For each $100,000 invested, a Subscriber was issued a $100,000 principal amount Note and Warrants to purchase 23,530 shares of the Company’s Common Stock.

As part of the Offering, on November 18, 2011, we issued to Subscribers Notes in the aggregate principal amount of approximately $1.35 million and Warrants to purchase approximately 318,000 shares of Common Stock for which the Company received cash proceeds of approximately $1.25 million and refinanced approximately $100,000 of indebtedness.

As part of the Offering, on December 9, 2011, we issued to Subscribers Notes in the aggregate principal amount of approximately $925,000 and Warrants to purchase approximately 218,000 shares of Common Stock, of which the Company received cash proceeds of approximately $925,000.

The Notes are due five years after the respective date of issuance and are convertible into Common Stock at $4.25 per share (the “Conversion Price”), subject to weighted average adjustment for issuances of common stock or common stock equivalents below the Conversion Price, subject to certain exceptions. The Warrants issued with the debt have a five year life with an initial exercise price of $4.25 per share, subject to adjustment for issuances of common stock or common stock equivalents below the Conversion Price, subject to certain exceptions.

Interest accrues on the Notes at 6% per annum. Interest is payable quarterly, commencing on December 31, 2011, at the Company’s option, interest may be payable in: (i) cash or (ii) shares of the Common Stock. If the Company elects to pay interest in shares of its Common Stock on an interest payment date, the number of shares issuable will be equal to the quotient obtained by dividing the amount of accrued and unpaid interest payable on such interest payment date by the lesser of: (i) the Conversion Price, and (ii) the average of the last sale price of the Common Stock during the ten (10) consecutive trading days ending on the fifth (5th) trading day immediately preceding such interest payment date (the “Average Price”), if the average daily trading volume (the “ADTV”) of the Common Stock for the ten (10) trading days prior to the interest payment date is less than $100,000 per day, provided, however if the ADTV is equal to or greater than $100,000, it will be the Average Price, and not the Conversion Price.

The outstanding principal amount of the Notes and accrued and unpaid interest thereon will automatically convert into a number of shares of Common Stock determined by dividing the outstanding principal amount of the Notes plus accrued and unpaid interest thereon, by the Conversion Price in effect on the mandatory conversion date. The mandatory conversion date is the date on which (i) the last sale price of the Common Stock on 20 of the 30 immediately preceding trading days equals or exceeds 200% of the Conversion Price; (ii) the shares issuable upon conversion of the Notes are eligible for resale under an effective registration statement and/or Rule 144 promulgated under the Securities Act of 1933, as amended, without restriction as to volume or manner of sale and (iii) the ADTV during such 30 trading day period equals or exceeds $500,000.

The Company also entered into a registration rights agreement with the subscribers. Pursuant to the registration rights agreement, the Company agreed to file a registration statement within 90 days after the closing date of the Offering (the “Closing Date”) to register for resale the shares of common stock issuable upon conversion of the Notes and exercise of the Warrants and Placement Agent Warrants (collectively, the “Registrable Shares”). The registration statement was timely filed and declared effective by the SEC. The Company shall use its best efforts to cause any additional registration statements it may be required to file to be declared effective within 90 days of the required filing date.

In the event that a registration statement is not filed or declared effective by the SEC by the applicable deadline, the Company will pay to the holders of Registrable Shares an amount equal to 1% of the original principal amount of the investor’s Note, multiplied by a fraction with the numerator equal to the number of Registrable Shares that were required to be included in such registration statement which is not so filed, declared effective or maintained and otherwise are unsold at the time of such failure and the denominator equal to the sum of the total number of shares issued or issuable to the Investor upon conversion of the Notes and exercise of the Warrants purchased pursuant to the subscription agreement and owned by such holder.

If an event of default as defined in the Notes exists, the holder may declare the entire principal of, and all interest accrued and unpaid on, the Note then outstanding to be, due and payable.

The Company has valued the Warrants, and the beneficial conversion features (“BCF”) of the Notes, to their maximum value in proportion to the Notes and had accounted for them as a discount to the debt. In certain circumstances the convertibility features and the attached Warrants contain reset provisions which adjust the conversion price of the Notes and the exercise price of the Warrants should the Company sell additional shares of common stock below the initial conversion price of the Notes or warrant exercise price as agreed to upon entry into the convertible notes payable. The Company has assessed that the reset provision for the convertibility feature and the warrant exercise price are such that they are not indexed to the Common Stock and is therefore a derivative in accordance with ASC 815-40 (formerly EITF 07-5). As such the derivative was valued on the date of its initiation, with each issuance of convertible debt, and will be re-valued at its fair value at each subsequent interim and annual reporting period.

The Company valued the Warrants and the BCF, and the resulting derivative liability, at $5,309,941 each for the Warrants and the BCF, for a total of $10,619,882 recorded as a discount to the convertible debt during the first quarter of fiscal 2012. This discount will be amortized over the life of the note or until such time as the note is repaid or converted, or upon exercise of the Warrants. The valuation of the Warrants and BCF were determined using the Black-Scholes option pricing model with the following weighted assumptions for all debt issuances: i) expected dividend rate of 0% ii) expected volatility of 52.7% iii) risk free interest rate of 0.9% and expected term of 5 years. During the nine months ended June 30, 2012 the Company has amortized $1,386,500 of the of debt discount.

As of the date(s) of the Note issuances the aggregate fair value of the derivative was $10,619,882. The revaluation of the derivative as of June 30, 2012 resulted in a derivative value of $13,149,312. The change in fair value of the derivative from the date(s) of note issuance through June 30, 2012 resulted in a loss on the fair value of the derivative liability of $2,529,430 for the nine months ended June 30, 2012. The derivative liability was revalued on June 30, 2012 using the Black-Scholes option pricing model with the following weighted assumptions: i) expected dividend rate of 0% ii) expected volatility of 53.43% iii) risk free interest rate of 0.9% and expected term of 4.35 years.

In connection with the Offering, the Company issued warrants to the placement agent (the “Placement Agent Warrants”) to purchase shares of Common Stock. The Company issued an aggregate of 109,176 Placement Agent Warrants in November and

December 2011 valued at $212,040. The Placement Agent Warrants were valued based on the Black-Scholes Model with assumptions similar to those used to value the Warrants issued to the purchasers of Notes in the Offering. The Placement Agent Warrants have similar terms to those issued to the convertible debt holders, including a reset provision included with the warrants if the Company should obtain equity financing at a price per share lower than that of the exercise price of the warrants. The Placement Agent Warrants, similar to the Warrants issued to the purchasers of Notes in the Offering, do not meet the definition of being indexed to the Company’s own stock in accordance with ASC 815-40. Accordingly, the Company has recorded a derivative liability for the value of the Placement Agent Warrants. The derivative liability valued at $212,040 upon the Placement Agent Warrants grant, was revalued at $262,428 at June 30, 2012. The valuation at June 30, 2012 was valued based on the Black-Scholes Model with assumptions similar to those used to value the Warrants granted to the debt holders as of

June 30, 2012. The difference in valuation for the nine months ended June 30, 2012 was $50,388, accounted for as a loss on fair value of derivative.

Private Placement Offering – June 2012

On June 14, 2012, the Company issued to subscribers 6% convertible promissory notes due on June 14, 2017 (“2012 Notes”) in the aggregate principal amount of $5.0 million and warrants to purchase Common Stock (“2012 Warrants”) in a private placement (the “2012 Offering”) for aggregate gross cash proceeds of $5.0 million. For each $100,000 invested, a subscriber was issued a $100,000 principal amount 2012 Note and 2012 Warrants to purchase 20,000 shares of the Company’s Common Stock.

The 2012 Notes are convertible into Common Stock at $5.00 per share (the “Conversion Price”), subject to weighted average adjustment for issuances of common stock or common stock equivalents below the Conversion Price, subject to certain exceptions. Additionally, the Conversion Price may not be adjusted below $0.25.

Interest accrues on the 2012 Notes at 6% per annum. Interest is payable quarterly, commencing on June 30, 2012. At the Company’s option, interest may be payable in: (i) cash or (ii) shares of the Common Stock. If the Company elects to pay interest in shares of its Common Stock on an interest payment date, the number of shares issuable will be equal to the quotient obtained by dividing the amount of accrued and unpaid interest payable on such interest payment date by the lesser of: (i) the Conversion Price, and (ii) the average of the last sale price of the Common Stock during the ten (10) consecutive trading days ending on the fifth (5th) trading day immediately preceding such interest payment date (the “Average Price”), if the average daily trading volume (the “ADTV”) of the Common Stock for the ten (10) trading days prior to the interest payment date is less than $100,000 per day, provided, however if the ADTV is equal to or greater than $100,000, it will be the Average Price, and not the Conversion Price.

The outstanding principal amount of the 2012 Notes and accrued and unpaid interest thereon will automatically convert into a number of shares of Common Stock determined by dividing the outstanding principal amount of the 2012 Notes plus accrued and unpaid interest thereon, by the Conversion Price in effect on the mandatory conversion date. The mandatory conversion date is the date on which (i) the last sale price of the Common Stock on 20 of the 30 immediately preceding trading days equals or exceeds 200% of the Conversion Price; (ii) the shares issuable upon conversion of the 2012 Notes are eligible for resale under an effective registration statement and/or Rule 144 promulgated under the Securities Act of 1933, as amended, without restriction as to volume or manner of sale, and (iii) the ADTV during such 30 trading day period equals or exceeds $500,000.

If an event of default as defined in the 2012 Notes exists, the holder may declare the entire principal of, and all interest accrued and unpaid on, the 2012 Notes then outstanding to be due and payable.

The Company also entered into a registration rights agreement with the subscribers. Pursuant to the registration rights agreement, the Company agreed to file a registration statement within 90 days after the final closing date of the Offering which occurred on July 13, 2012 (the “Closing Date”) to register for resale the shares of Common Stock issuable upon conversion of the 2012 Notes and exercise of the 2012 Warrants and 2012 Placement Agent Warrants defined below (collectively, the “Registrable Shares”). In the event that the SEC limits the number of Registrable Shares that may be included in the registration statement, the Company shall include only those Registrable Shares permitted by the SEC and shall file additional registration statements at the earliest practical date as the Company is permitted to do so in accordance with SEC guidelines. The Company shall use its best efforts to cause (i) the registration statement to be effective within 150 days of the Closing Date, and (ii) any additional registration statements to be declared effective within 90 days of the required filing date.

In the event that a registration statement is not filed or declared effective by the SEC by the applicable deadline, the Company will pay to the holders of Registrable Shares an amount equal to 1% of the original principal amount of the investor’s 2012 Note, multiplied by a fraction with the numerator equal to the number of Registrable Shares that were required to be included in the Registration Statement which is not so filed, declared effective or maintained and otherwise are unsold at the time of such failure and the denominator equal to the sum of the total number of shares issued or issuable to the Investor upon conversion of the 2012 Notes and exercise of the 2012 Warrants purchased pursuant to the subscription agreement and owned by such holder.

The Company has valued the 2012 Warrants and the beneficial conversion features (“BCF”) of the 2012 Notes, to their maximum value in proportion to the notes and had accounted for them as a discount to the debt. In certain circumstances the convertibility features and the 2012 Warrants contain reset provisions which adjust the conversion price and the exercise price of the warrants should the Company sell additional shares of common stock below the initial conversion price of the 2012 Notes or 2012 Warrant exercise price as agreed to upon entry into the convertible notes payable. The Company has determined that the 2012 Notes are a derivative instrument due to the reset provision contained within the notes. A derivative liability was not recorded when the 2012 Offering was entered into as the value of the such a derivative was immaterial due to the Company's limited history with adjusting instruments from previous fundraisings that have similar reset provisions. If the 2012 Notes’ reset provision should be triggered, a reassessment of recording a derivative will be made at such time.

The Company valued the 2012 Warrants and the BCF at $1,580,308 each for a total of $3,160,616 recorded as a discount to the convertible debt during the third quarter of fiscal 2012. This discount will be amortized over the life of the 2012 Notes or until such time as the 2012 Notes are repaid or converted, or upon exercise of the 2012 Warrants. The valuation of the 2012 Warrants and BCF were determined using the Black-Scholes option pricing model with the following weighted assumptions for all debt issuances: i) expected dividend rate of 0% ii) expected volatility of 53.43% iii) risk free interest rate of 0.9% and expected term of 5 years. During the nine months ended June 30, 2012 the Company has amortized $28,094 of the of debt discount.

In connection with the 2012 Offering, the Company paid a placement agent and another registered broker-dealer cash fees of approximately $274,000 in the aggregate. The Company issued to the placement agent warrants (the “2012 Placement Agent Warrants”) to purchase 41,700 shares of Common Stock, which expire on June 14, 2017. The 2012 Placement Agent Warrants contain substantially the same terms as those issued to subscribers.

	Principal
	As of
Current Debt- Third Party:	6/30/2012	9/30/2011	Maturity Date		Interest Rate	Secured
	(Unaudited)
Loan Payable- Third Party	$80,538	$80,538	Upon Demand		10%	No
Lease Payable- Bank (current portion)	15,613	30,242	12/31/2012		6.45%	Yes
Total Current Debt- Third Party	$96,151	$110,780

Long-Term Debt – Third Party:
Convertible Notes	3,665,763	-	11/1/2016		6%	No
Convertible Notes	1,250,000	-	11/18/2016		6%	No
Convertible Notes	925,000	-	12/9/2016		6%	No
Convertible Notes	3,965,000	-	6/14/2017		6%	No
Promissory Notes – Line of Credit	-	1,500,000	11/1/2016	(1)	6%	No
Line of Credit - Bank	-	1,000,000	11/1/2016	(1)	6%	No
Promissory Note – Bank	-	300,000	11/1/2016	(1)	6%	No
Lease Payable- Bank	-	7,869	12/31/2012		6.45%	Yes
Discount on Convertible Notes	(7,842,348)	-
Amortization of Discount	705,118	-
Total Long-Term Debt – Third Party	$2,668,533	$2,807,869

Long-Term Debt- Related Party:
Convertible Notes – Related Party	$5,683,757	$-	11/1/2016		6%	No
Convertible Notes – Related Party	100,000	-	11/18/2016		6%	No
Convertible Notes – Related Party	1,035,000	-	6/14/2017		6%	No
Loan Payable- Related Party	-	273,000	11/1/2016	(1)	6%	No
Loan Payable- Related Party	-	273,000	11/1/2016	(1)	6%	No
Loan Payable – Related Party	-	220,763	11/1/2016	(1)	6%	No
Loan Payable – Related Party	-	133,571	11/1/2016	(1)	6%	No
Loan Payable – Related Party	-	775,000	11/1/2016	(1)	6%	No
Promissory Notes – Line of Credit	-	1,750,000	11/1/2016	(1)	6%	No
Discount on Convertible Notes	(5,938,150)	-
Amortization of Discount	709,476	-
Total Long-Term Debt- Related Party	$1,590,083	$3,425,334

(1)	This debt was reclassified from current to long-term pursuant to ASC 470-10-45-14. On November 1, 2011, as part of the Offering, this debt was refinanced through the issuance of long-term notes.

Capital lease payable to bank*	6/30/2012	9/30/2011
	(Unaudited)
Secured by equipment	$15,613	$38,111
Less: current maturities	(15,613)	(30,242)
Total long-term debt	$-	$7,869

*payable in monthly installments of $2, 651 including interest at 6.448% maturing on December 1, 2012

NOTE 10 –DEBT

The Company entered into a sixty month equipment lease with a third party commencing in December 2007.  The total principal balance of this lease was $135,675 at an annual rate of 6.45%.   At September 30, 2011, the outstanding principal balance was $38,111, of which $30,242 was classified as current debt.  The remaining $7,869 was classified as long-term debt.

Effective February 6, 2008, subsequent to the reverse merger, the Company was indebted for an unsecured loan to a third party.  As of September 30, 2010, the principal balance of this loan was $80,538.  The loan is not collateralized, bears interest at an annual rate of 10% and is due on demand.  As of September 30, 2011, the balance of the loan including accrued interest was $88,971.

In November 2010, the Company converted a third party loan of $398,012, including accrued interest, that was due to mature on December 31, 2010 and had an interest rate of 12%, into 79,603 shares of the Company’s common stock, $0.001 par value and an equal number of five-year warrants, each to purchase a share of the Company’s common stock with an exercise price of $5.00 per share.

Between December 23 and December 29, 2010, the Company obtained commitments for a line of credit for an aggregate of $3,250,000 provided by nine accredited investors, including four related parties in the amount of $1,750,000, pursuant to the terms of a commitment letter entered into between these lenders and the Company.  Upon each draw down on the line of credit, each lender received a note for the amount borrowed, bearing interest from the date of the borrowing thereunder at a rate of 3% per annum.  Under the terms of the commitment letter, each lender received one five-year warrant to purchase one share of the Company’s common stock for every dollar that lender committed under the line of credit, with an exercise price of $6.00 per share.  In addition, upon each draw down on the line of credit, each lender received additional warrants at a rate of three warrants for each dollar drawn down from that lender's commitment, with the amount of the draw down attributable to each investor’s commitment to be determined on a pro rata basis.

In February and March 2011, the Company drew down a total of $2,166,664 on this line of credit of $3,250,000.  In connection with the draw down, the Company issued notes in an aggregate amount of $2,166,664, bearing interest of 3% per annum to a total of nine investors, including $1,166,666 to four related parties.  In addition, in connection with the draw down, five-year warrants were issued to purchase 325,000 shares of common stock at an exercise price of $6.00 per share, including a total of 175,000 warrants issued to four related parties.  In May 2011, the Company drew down the remaining $1,083,336 on this line of credit.  In connection with the draw down, the Company issued notes in an aggregate amount of $1,083,336, bearing interest of 3% per annum to a total of nine investors, including $583,334 to four related parties.  In addition, in connection with the draw down, five-year warrants were issued to purchase 162,500 shares of common stock at an exercise price of $6.00 per share, including a total of 87,500 warrants issued to four related parties.

On June 30, 2011, the Company entered into a bank line of credit for up to $1,000,000.  During the fiscal year ended September 30, 2011, the Company drew down the entire balance of the line of credit.  This line of credit bore interest of 3.25% per annum and was due on October 29, 2011.

On August 4, 2011, the Company entered into a 5% bank Promissory Note a principal amount of $300,000.  The maturity date of this note was October 4, 2011.

In May 2010, the Company entered into a 6% line of credit with Sail Energy, a company owned by Gail Mulvihill, a principal shareholder of the Company and the mother of the Company’s President, Christopher Mulvihill, for up to $1,300,000.  In May 2011, the outstanding principal balance was $273,000 and it was agreed between the Company and Sail Energy that there would be no additional borrowing under this line of credit.  As of September 30, 2011, the outstanding principal balance of this loan was $273,000, which was due on December 31, 2011.  The total amount outstanding under this loan, including accrued interest, as of September 30, 2011 was $300,142.  The loan was convertible into shares of the Company’s common stock and warrants to purchase shares of common stock at a conversion rate of $5.00 for one share of our common stock and one five-year warrant to purchase one additional share with an exercise price of $5.00 per share.

In July 2010, the Company entered into a 6% Convertible Promissory Note with Venturetek, LP, a principal stockholder of the Company, with a principal amount of $273,000 which is due on December 31, 2011.  The total amount outstanding under this note, including accrued interest, as of September 30, 2011 was $292,461.  The note, together with accrued but unpaid interest, was convertible into shares of the Company’s common stock and warrants to purchase shares of common stock at a rate of $5.00 for a unit consisting of one share of our common stock and one five-year warrant to purchase one additional share at an exercise price of $5.00 per share.

On September 30, 2011, the Company owed an aggregate of $220,763 to SB&G Properties for deferred rental payments.  This deferred rent was converted to a long-term note on November 1, 2011.  See Note 12 – Related Parties.

On September 30, 2011, the Company owed an aggregate of $133,571 to Stan Checketts Properties for deferred rental payments.  This deferred rent was converted to a long-term note on November 1, 2011.  See Note 12 – Related Parties.

In September 2011, Atlantic and Madison of NJ Corp, a company owned by Gail Mulvihill, loaned the Company $775,000, with the understanding that upon finalization of the documents related to a private placement offering by the Company, these loans will be considered an investment in such private placement.

	Principal
	As of
Current Debt- Third Party:	9/30/2011	9/30/2010	Maturity Date		Interest Rate	Secured
Loan Payable- Third Party	$80,538	$80,538	Upon Demand		10%	No
Loan Payable- Third Party	-	398,012	12/31/2010	(1)	12%	No
Lease Payable- Bank (current portion)	30,242	28,358	9/30/2011		6.45%	Yes
Total Current Debt- Third Party	$110,780	$506,908

Current Debt – Related Party
Loan Payable – Related Party	$-	273,000	11/1/2016	(2)	6%	No
Loan Payable – Related Party	-	273,000	11/1/2016	(2)	6%	No
Total Current Debt – Related Party	$-	$546,000

Long-Term Debt – Third Party:
Promissory Notes – Line of Credit	1,500,000	-	11/1/2016	(2)	6%	No
Line of Credit - Bank	1,000,000	-	11/1/2016	(2)	6%	No
Promissory Note – Bank	300,000	-	11/1/2016	(2)	6%	No
Lease Payable- Bank	7,869	38,111	12/31/2012		6.45%	Yes
Total Long-Term Debt – Third Party	$2,807,869	$38,111

Long-Term Debt- Related Party:
Loan Payable- Related Party	$273,000	$-	11/1/2016	(2)	6%	No
Loan Payable- Related Party	273,000	-	11/1/2016	(2)	6%	No
Loan Payable – Related Party	220,763	-	11/1/2016	(2)	6%	No
Loan Payable – Related Party	133,571	-	11/1/2016	(2)	6%	No
Loan Payable – Related Party	775,000	-	11/1/2016	(2)	6%	No
Promissory Notes – Line of Credit	1,750,000	-	11/1/2016	(2)	6%	No
Total Long-Term Debt- Related Party	$3,425,334	$-

(1)	This note was converted into common stock and warrants during the quarter ended 12/31/2010. See Note 8.
(2)
This debt was reclassified from current to long-term pursuant to ASC 470-10-45-14.  On November 1, 2011, as part of a private offering described in Note 15 – Subsequent Events, this debt was refinanced to a long-term note.

Capital lease payable to bank*	2011	2010

Secured by equipment	$38,111	$66,469
Less: current maturities	(30,242)	(28,358)
Total long-term debt	$7,869	$38,111

*payable in monthly installments of $2, 651 including interest at 6.448% due December 1, 2012

Aggregate maturities required on long-term debt at September 30, 2011 is as follows:

Year Ended
September 30,

2012	30,242
2013	7,869
Subtotal	38,111
Less current	(30,242)
Total long-term	$7,869